7. SUBSEQUENT EVENTS	27 Months Ended
Sep. 30, 2013
Subsequent Event, Description [Abstract]
Subsequent Event, Description	7. SUBSEQUENT EVENTS None. The Company has evaluated subsequent events through September 20, 2013, the date the financial statements were available to be issued.